49807 1/99
PROSPECTUS SUPPLEMENT
dated January 11, 1999 to:
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PUTNAM INTERNATIONAL FUND
PUTNAM JAPAN FUND
PUTNAM BALANCED FUND
to Prospectus dated December 30, 1997

The second paragraph under the heading "How the funds are managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the indicated fund's portfolio since the years stated below:
                                                  Business
experience
                              Year           (at least 5 years)
                              -----          ---------------
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PUTNAM BALANCED FUND

James M. Prusko               1998           Employed as an investment
Senior Vice President                        professional by Putnam
                                             Management since 1992.

David J. Santos               1999           Employed as an investment
Senior Vice President                        professional by Putnam
                                             Management since 1986.

Manuel Weiss                  1998           Employed as an investment
Senior Vice President                        professional by Putnam
                                             Management since 1987.